8. Convertible Promissory Notes (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
Convertible promissory notes	$ 12,535,800	$ 11,727,303	$ 11,156,871	$ 10,619,063	$ 10,112,812	$ 9,633,186	$ 9,179,229	$ 8,745,375	$ 8,341,171	$ 7,961,954
Convertible Promissory Note 1
Convertible promissory notes						1,484,156				1,421,323
Accrued interest						443,500				380,700
Convertible Promissory Note 2
Convertible promissory notes						753,568				709,358
Accrued interest						241,400				195,100
Convertible Promissory Note 3
Convertible promissory notes						2,431,475				1,917,200
Accrued interest						1,392,900				878,700
Convertible Promissory Note 4
Convertible promissory notes						4,963,987				3,914,073
Accrued interest						$ 1,049,900				$ 0